Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000068994 | SectorMaterials
Holdings [Line Items]
Percent of Total Short Exposure	0.20%
C000068994 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Short Exposure	0.30%
C000068994 | SectorUtilities
Holdings [Line Items]
Percent of Total Short Exposure	0.30%
C000068994 | SectorReal Estate
Holdings [Line Items]
Percent of Total Short Exposure	0.40%
C000068994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Short Exposure	0.40%
C000068994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Short Exposure	0.60%
C000068994 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Short Exposure	0.70%
C000068994 | SectorFinancials
Holdings [Line Items]
Percent of Total Short Exposure	0.80%
C000068994 | SectorIndustrials
Holdings [Line Items]
Percent of Total Short Exposure	0.80%
C000068994 | SectorHealth Care
Holdings [Line Items]
Percent of Total Short Exposure	0.90%
C000068994 | SectorBroad Equity Index
Holdings [Line Items]
Percent of Total Short Exposure	94.40%
C000068994 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(60.00%)
C000068994 | Derivative Contracts - Short (Notional Value)
Holdings [Line Items]
Percent of Net Asset Value	(41.10%)
C000068994 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068994 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000068994 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000068994 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000068994 | Adjustment for Derivative Contracts (Notional Value)
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000068994 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000068994 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000068995 | SectorMaterials
Holdings [Line Items]
Percent of Total Short Exposure	0.20%
C000068995 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Short Exposure	0.30%
C000068995 | SectorUtilities
Holdings [Line Items]
Percent of Total Short Exposure	0.30%
C000068995 | SectorReal Estate
Holdings [Line Items]
Percent of Total Short Exposure	0.40%
C000068995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Short Exposure	0.40%
C000068995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Short Exposure	0.60%
C000068995 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Short Exposure	0.70%
C000068995 | SectorFinancials
Holdings [Line Items]
Percent of Total Short Exposure	0.80%
C000068995 | SectorIndustrials
Holdings [Line Items]
Percent of Total Short Exposure	0.80%
C000068995 | SectorHealth Care
Holdings [Line Items]
Percent of Total Short Exposure	0.90%
C000068995 | SectorBroad Equity Index
Holdings [Line Items]
Percent of Total Short Exposure	94.40%
C000068995 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(60.00%)
C000068995 | Derivative Contracts - Short (Notional Value)
Holdings [Line Items]
Percent of Net Asset Value	(41.10%)
C000068995 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068995 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000068995 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000068995 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000068995 | Adjustment for Derivative Contracts (Notional Value)
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000068995 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000068995 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000068996 | SectorMaterials
Holdings [Line Items]
Percent of Total Short Exposure	0.20%
C000068996 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Short Exposure	0.30%
C000068996 | SectorUtilities
Holdings [Line Items]
Percent of Total Short Exposure	0.30%
C000068996 | SectorReal Estate
Holdings [Line Items]
Percent of Total Short Exposure	0.40%
C000068996 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Short Exposure	0.40%
C000068996 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Short Exposure	0.60%
C000068996 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Short Exposure	0.70%
C000068996 | SectorFinancials
Holdings [Line Items]
Percent of Total Short Exposure	0.80%
C000068996 | SectorIndustrials
Holdings [Line Items]
Percent of Total Short Exposure	0.80%
C000068996 | SectorHealth Care
Holdings [Line Items]
Percent of Total Short Exposure	0.90%
C000068996 | SectorBroad Equity Index
Holdings [Line Items]
Percent of Total Short Exposure	94.40%
C000068996 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(60.00%)
C000068996 | Derivative Contracts - Short (Notional Value)
Holdings [Line Items]
Percent of Net Asset Value	(41.10%)
C000068996 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068996 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000068996 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000068996 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000068996 | Adjustment for Derivative Contracts (Notional Value)
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000068996 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000068996 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000073699 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000073699 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073699 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000073699 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000073699 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073699 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000073699 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073699 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000073699 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000073699 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073699 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000073700 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000073700 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073700 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000073700 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000073700 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073700 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000073700 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073700 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000073700 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000073700 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073700 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000096922 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000096922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096922 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000096922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000096922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000096922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000096922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000096922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000096922 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000168179 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168179 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168179 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000168179 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168179 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168179 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168179 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168179 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000168179 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000168179 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168179 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000073701 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000073701 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073701 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000073701 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000073701 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073701 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000073701 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073701 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000073701 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000073701 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073701 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%